Document and Entity Information	3 Months Ended
	Jun. 30, 2012	Jul. 23, 2012
Document And Entity Information
Entity Registrant Name	Koffee Korner Inc.
Entity Central Index Key	0001544238
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,530,000
Amendment Description	Amendment
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013